STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY
NOTE 7 — STOCKHOLDERS’ EQUITY

Stock compensation was expensed and additional paid-in capital increased by $114 in 2013 as a result of the restricted stock grants made by Former SAE in 2012. Other than the Merger, discussed in Note 1, when all restricted stock of the Former SAE stockholders outstanding immediately prior to the Merger became fully vested and were exchanged for stock of the Corporation, there were no other significant equity transactions.

NOTE 15 — STOCKHOLDERS’ EQUITY

(a) Shares
The holders of the Corporation’s common shares are entitled to one vote per share, to receive dividends, and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders after prepayment of the liquidation preference due to the holders of Preferred Shares. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares. No dividends on common shares have been declared for the periods presented.

On August 16, 2011, the Corporation’s wholly-owned subsidiary, 1623753 Alberta Ltd. (“Exchangeco”), issued 48,793 exchangeable shares (“Exchangeable Shares”) as partial consideration for the acquisition of Datum (See Note 5). The Exchangeable Shares are exchangeable into common shares of the Corporation on a one-for-one basis in various circumstances described in Exchangeco’s articles of incorporation and the Exchange Rights Agreement dated August 16, 2011, as amended. The Exchangeable Shares were originally exchangeable into shares of SAExploration, Inc. and are now exchangeable into shares of SAExploration

Holdings, Inc. The Exchangeable Shares are exchangeable at any time by the holders of the shares, in part or in total. The holders of Exchangeable Shares are entitled to receive dividends if and when declared by the board of directors Exchangeco. Exchangeco is contractually obligated to pay dividends on the Exchangeable Shares which are equivalent to any dividends declared and paid on the common shares of the Corporation (and similarly, the Corporation has agreed it will not declare and pay a dividend on its common shares unless Exchangeco declares and pays an equal dividend on the Exchangeable Shares). The holders of common shares of Exchangeco are also entitled to receive dividends if and when declared by the board of directors of Exchangeco. The board of directors is able to declare dividends separately on Exchangeco’s two classes of shares, and there is no requirement to declare dividends equally on both classes (subject to the contractual obligation of Exchangeco to declare dividends equal to any dividends declared by the Corporation on its common shares). The holders of the Exchangeable Shares do not have voting rights in the Corporation.

The Exchangeable Shares, by virtue of the redemption and exchange rights attached to them and the provisions of certain agreements, provide the holders with the economic rights that are, as nearly as practicable, equivalent to those of a holder of shares of common stock of the Corporation. Accordingly, the Exchangeable Shares are included as part of the consolidated share capital of the Corporation. The Corporation has reserved and agreed to keep available common shares to satisfy the exchange rights of the Exchangeable Shares discussed above.

(b) Share-Based Compensation
With the consent of the Corporation’s stockholders and board of directors, effective November 20, 2012, the SAExploration Holdings, Inc. 2012 Stock Compensation Plan was established. The plan provided for the issuance of either restricted stock or incentive stock options up to a maximum of 125,020 shares. After adoption of this plan, 111,691 restricted shares were issued to certain employees of the Corporation, with five-year cliff vesting based on the anniversary date of the grant. No restricted shares under the plan were forfeited in 2012. It is currently estimated that the forfeiture rate will be 4.5%.

The time-vested restricted stock is valued on the date of grant based on a valuation that gives full consideration to the conversion features of the preferred shares. The restricted shares were valued based upon an independent valuation that considered a weighted income and market approach in estimating the fair value. The fair value of the restricted shares are recorded over the service period as par value and additional paid-in capital is adjusted in accordance with ASC 718-10-25.

A summary of the status of non-vested restricted shares at December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	Total Time-Vested Restricted Shares Outstanding	Weighted Average Award-Date Fair Value per Share
Non-vested restricted shares at January 1, 2012	—	—
Awarded	111,691	$10.18
Vested	—	—
Forfeited	—	—
Non-vested restricted shares at December 31, 2012	111,691	$10.18

The statement of income and comprehensive income includes $21 of expense related to the restricted stock plan for the year ended December 31, 2012. The unamortized value of $1,014 will be recognized over a weighted average life of 4.9 years.

(c) Corporation conversion
South American Exploration, LLC was formed on June 6, 2006. On August 5, 2011, South American Exploration, LLC completed a corporate conversion and established SAExploration, Inc., a Delaware corporation. As a result of this conversion, the former member units of the limited liability company were exchanged for equivalent shares of the new corporation. Members equity of $1,823 was reclassified as additional paid-in capital and retained earnings. On October 15, 2012 as part of a corporate restructuring, SAExploration Holdings, Inc. was formed and became the parent company for SAExploration, Inc. and its subsidiaries on November 26, 2012.

For purposes of these financials statements, the fiscal year 2010 presentation of retained earnings and members equity, within the statement of Stockholder’s equity, was reclassified to conform to the fiscal year 2011 and 2012 presentation.